Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Operating Segments
The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services.

Year ended December 31, 2022	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,436,134	$187,171	$—	$(6,111)	$1,617,194
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	397,753	38,147	(124,295)	—	311,605
Depreciation and amortization	255,286	14,381	9,368	—	279,035
Gain on asset disposals	(25,495)	(3,233)	(1,198)	—	(29,926)
Total assets	2,574,867	179,226	122,030	—	2,876,123
Capital expenditures	177,844	5,325	1,081	—	184,250

Year ended December 31, 2021	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$877,943	$113,488	$—	$(4,584)	$986,847
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	231,532	23,807	(62,567)	—	192,772
Depreciation and amortization	256,072	15,405	10,849	—	282,326
Gain on asset disposals	(7,673)	(525)	(318)	—	(8,516)
Total assets	2,392,382	127,233	142,137	—	2,661,752
Capital expenditures	70,998	4,452	491	—	75,941

Summary of Detailed Information About Reconciliation of Operating Loss to Net Loss Explanatory
A reconciliation of earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (g
a
in) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization to net loss is as follows:

	2022	2021
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	$311,605	$192,772
Deduct:
Depreciation and amortization	279,035	282,326
Gain on asset disposals	(29,926)	(8,516)
Foreign exchange	1,278	393
Finance charges	87,813	91,431
Loss (gain) on investments and other assets	(12,452)	400
Loss on redemption and repurchase of unsecured senior notes	—	9,520
Income taxes	20,150	(5,396)
Net loss	$(34,293)	$(177,386)

Summary of Operating Segments by Geographic Locations
The Corporation’s operations are carried on in the following geographic locations:

Year ended December 31, 2022	United States	Canada	International	Total
Revenue	$745,630	$725,560	$146,004	$1,617,194
Total assets	1,376,413	1,056,093	443,617	2,876,123

Year ended December 31, 2021	United States	Canada	International	Total
Revenue	$398,024	$443,772	$145,051	$986,847
Total assets	1,247,173	959,163	455,416	2,661,752